Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (294,233)	$ (154,993)
Denominator:
Weighted-average shares of common stock outstanding	28,579,979	2,649,038
Less: Weighted-average shares of common stock subject to repurchase	(238,113)	(498,852)
Weighted-average shares of common stock outstanding, basic	28,341,866	2,150,186
Weighted-average shares of common stock outstanding, diluted	28,341,866	2,150,186
Net loss per share attributable to common stockholders, basic	$ (10.38)	$ (72.08)
Net loss per share attributable to common stockholders, diluted	$ (10.38)	$ (72.08)